SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                       --------------------------------

Deutsche Alternative Asset Allocation Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche CROCI(R) Equity Dividend Fund
Deutsche CROCI(R) International Fund
Deutsche CROCI(R) Sector Opportunities Fund
Deutsche CROCI(R) U.S. Fund
Deutsche Diversified Market Neutral Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche International Value Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Large Cap Value Fund
Deutsche Latin America Equity Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Equity Long/Short Fund
Deutsche World Dividend Fund

--------------------------------------------------------------------------------

Effective on or about July 31, 2015, the following information replaces similar disclosure contained in each fund's prospectus under the "CHOOSING A SHARE CLASS" sub-section of the "Investing in the Funds" section:

You may be able to lower your Class A sales charge if:

o you indicate your intent in writing to invest at least $50,000 in any share class of any retail Deutsche fund (excluding direct purchase of Deutsche money market funds) over the next 24 months (Letter of Intent);

o your holdings in all share classes of any retail Deutsche fund (excluding shares in Deutsche money market funds for which a sales charge has not previously been paid) you already own plus the amount you're investing now in Class A shares is at least $50,000 (Cumulative Discount); or

o you are investing a total of $50,000 or more in any share class of two or more retail Deutsche funds (excluding direct purchases of Deutsche money market funds) on the same day (Combined Purchases).

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Deutsche funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

May 19, 2015
PROSTKR-493
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

For more information about sales charge discounts, please visit deutschefunds. com (click on the link entitled "Fund Sales and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase and Redemption of Shares" in the fund's Statement of Additional Information.


               Please Retain This Supplement for Future Reference

May 19, 2015
PROSTKR-493

      SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

                        --------------------------------

Deutsche LifeCompass 2030 Fund

The fund's Board of Trustees has given approval to proposals by Deutsche Investment Management Americas Inc. ("DIMA"), the fund's advisor, to (i) enter into an Amended and Restated Investment Management Agreement (the "New IMA"); and (ii) adopt a policy on appointing and replacing affiliated sub-advisors and amending sub-advisory agreements with affiliated sub-advisors (the "sub-advisor approval policy"). Under the New IMA, DIMA will be paid a management fee by the fund at the following rates: (a) 0.10% of the fund's average daily net assets invested in exchange-traded funds and mutual funds; and (b) 0.55% of the fund's average daily net assets not covered in (a) above. DIMA does not currently receive a management fee for managing the fund but does receive fees as investment advisor to underlying Deutsche funds.

Both proposals will be submitted for approval by shareholders at a Shareholder Meeting to be held in the third quarter of 2015. Prior to the shareholder meeting, shareholders of record on the record date for the meeting will receive
(i) a proxy statement describing the proposed New IMA, the sub-advisor approval policy and the Board's considerations in recommending that shareholders approve the proposals; and (ii) a proxy card and instructions on how to submit a vote.

If the New IMA is approved by shareholders, it will become effective on or about August 17, 2015, at which time the following changes would be implemented. If the New IMA is not approved by shareholders, then the fund will continue to operate as it does currently and the Board will take such action, if any, it considers to be in the best interests of the fund.

Subject to shareholder approval of the New IMA, the following changes will be effective on or about August 17, 2015:

Deutsche LifeCompass 2030 Fund will be renamed Deutsche Multi-Asset Moderate Allocation Fund.

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section within the summary section and the "FUND DETAILS" section of the fund's prospectus.

The fund seeks to maximize total return.

The following information replaces the existing disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main investments. The fund seeks to achieve its objective by investing in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies).

Investments may be made in Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates), or directly in securities and derivatives. The fund may also invest in securities of unaffiliated mutual funds or ETFs when the economic exposure to a particular market or sector is not available through a Deutsche fund. Deutsche funds and other funds and ETFs in which the fund may invest are referred to as "underlying funds." The fund's allocations among direct investments and underlying funds will vary over time. The fund may be appropriate for investors seeking total return consistent with moderate levels of overall risk.

Under normal market conditions, the fund will invest between 50% and 70% of assets in equity securities, including investments in underlying funds that invest primarily in equity securities, and between 30% and 50% of assets in fixed income securities, including investments in underlying funds that invest primarily in fixed income securities. The fund may also allocate up to 20% of fund assets in alternative asset classes in place of either fixed income or equity allocations. Variations outside of the stated ranges in the target percentage allocation for equity securities and fixed income securities are permitted up to plus or minus 10% of the fund's assets.

April 2, 2015
PROSTKR-481
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

The fund can buy many types of securities (directly or indirectly through investment in underlying funds), among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities and ETFs. The fund may invest in securities of any size, investment style, category or credit quality, and from any country (including emerging and frontier markets).

Management process. Using a risk/return strategic asset allocation process, portfolio management allocates the fund's assets among various asset categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions, to manage risk consistent with the fund's overall investment strategy or based upon other relevant considerations.

Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes from time to time. Tactical allocations reflect views from Deutsche Asset & Wealth Management's Chief Investment Officer and global research platform. Tactical allocations, which may include derivative instruments, have shorter investment horizons as positions reflect short-term views and may be implemented as: (i) changes to a fund's strategic asset allocation, (ii) through the addition of new allocations, or
(iii) through changes to prior tactical allocations.

The fund may invest in underlying funds that are Deutsche mutual funds or exchange-traded funds, as well as unaffiliated mutual funds and exchange-traded funds. Other Deutsche funds in which the fund may invest from time to time may include (1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC; and (2) series of DBX ETF Trust, which are managed by DBX Advisors LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC and DBX Advisors LLC are all subsidiaries of Deutsche Bank AG.

Derivatives. Portfolio management generally may use forward currency contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities or to seek to enhance total returns. In addition, portfolio management may use futures contracts and interest rate swap contracts to gain exposure to different parts of the yield curve while managing overall duration.

Futures contracts may also be used to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, portfolio management generally may use credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Portfolio management generally may also use commodity'linked derivatives to gain exposure to commodities. Portfolio management may also use option contracts in order to gain exposure to a particular market or security, to seek to increase the fund's income, or to hedge against changes in a particular market or security.

The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following information replaces similar disclosure contained in the "Management Fee" section within the "WHO MANAGES AND OVERSEES THE FUNDS" section of the fund's prospectus.

Management Fee. The Advisor receives a management fee from the fund at the following rates: (a) 0.10% of the fund's average daily net assets invested in exchange-traded funds and mutual funds; (b) and 0.55% of the fund's average daily net assets not covered in (a) above. The Advisor also receives fees as investment advisor to each underlying Deutsche fund.

               Please Retain This Supplement for Future Reference

April 2, 2015
PROSTKR-481

      SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

                         -----------------------------

Deutsche LifeCompass 2015 Fund

The fund's Board of Trustees recently approved a recommendation by Deutsche Investment Management Americas Inc. ("DIMA"), the fund's investment advisor, that the fund and DIMA enter into an Amended and Restated Investment Management Agreement (the "New IMA") with respect to the fund. Under the New IMA, DIMA will be paid a management fee by the fund at the following rates: (a) 0.10% of the fund's average daily net assets invested in exchange-traded funds and mutual funds; and (b) 0.55% of the fund's average daily net assets not covered in (a) above. DIMA does not currently receive a management fee for managing the fund but does receive fees as investment advisor to underlying Deutsche funds. The proposed New IMA will be submitted for approval by shareholders of the fund at a Shareholder Meeting to be held in the third quarter of 2015. Prior to the shareholder meeting, shareholders of record on the record date for the meeting will receive (i) a proxy statement describing the proposed New IMA and the Board's considerations in recommending that shareholders approve the New IMA, and (ii) a proxy card and instructions on how to submit a vote.

If the New IMA is approved by shareholders, it will become effective on or about August 17, 2015, at which time the following changes would be implemented. If the New IMA is not approved by shareholders, then the fund will continue to operate as it does currently and the Board will take such action, if any, it considers to be in the best interests of the fund.

Subject to shareholder approval of the New IMA, the following changes will be effective on or about August 17, 2015:

Deutsche LifeCompass 2015 Fund will be renamed Deutsche Multi-Asset Conservative Allocation Fund.

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section within the summary section and the "FUND DETAILS" section of the fund's prospectus.

The fund seeks to maximize total return.

The following information replaces the existing disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main investments. The fund seeks to achieve its objective by investing in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies).

Investments may be made in Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates), or directly in securities and derivatives. The fund may also invest in securities of unaffiliated mutual funds or ETFs when the economic exposure to a particular market or sector is not available through a Deutsche fund. Deutsche funds and other funds and ETFs in which the fund may invest are referred to as "underlying funds." The fund's allocations among direct investments and underlying funds will vary over time. The fund may be appropriate for investors seeking total return consistent with conservative levels of overall risk.

Under normal market conditions, the fund will invest between 20% and 50% of assets in equity securities, including investments in underlying funds that invest primarily in equity securities, and between 50% and 80% of assets in fixed income securities, including investments in underlying funds that invest primarily in fixed income securities. The fund may also allocate up to 20% of fund assets in alternative asset classes in place of either fixed income or equity allocations. Variations outside of the stated ranges in the target percentage allocation for equity securities and fixed income securities are permitted up to plus or minus 10% of the fund's assets.



April 2, 2015
PROSTKR-477
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

The fund can buy many types of securities (directly or indirectly through investment in underlying funds), among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities and ETFs. The fund may invest in securities of any size, investment style, category or credit quality, and from any country (including emerging and frontier markets).

Management process. Using a risk/return strategic asset allocation process, portfolio management allocates the fund's assets among various asset categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions, to manage risk consistent with the fund's overall investment strategy or based upon other relevant considerations.

Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes from time to time. Tactical allocations reflect views from Deutsche Asset & Wealth Management's Chief Investment Officer and global research platform. Tactical allocations, which may include derivative instruments, have shorter investment horizons as positions reflect short-term views and may be implemented as: (i) changes to a fund's strategic asset allocation, (ii) through the addition of new allocations, or
(iii) through changes to prior tactical allocations.

The fund may invest in underlying funds that are Deutsche mutual funds or exchange-traded funds, as well as unaffiliated mutual funds and exchange-traded funds. Other Deutsche funds in which the fund may invest from time to time may include (1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC; and (2) series of DBX ETF Trust, which are managed by DBX Advisors LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC and DBX Advisors LLC are all subsidiaries of Deutsche Bank AG.

Derivatives. Portfolio management generally may use forward currency contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities or to seek to enhance total returns. In addition, portfolio management may use futures contracts and interest rate swap contracts to gain exposure to different parts of the yield curve while managing overall duration.

Futures contracts may also be used to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, portfolio management generally may use credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Portfolio management generally may also use commodity-linked derivatives to gain exposure to commodities. Portfolio management may also use option contracts in order to gain exposure to a particular market or security, to seek to increase the fund's income, or to hedge against changes in a particular market or security.

The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following information replaces similar disclosure contained in the "Management Fee" section within the "WHO MANAGES AND OVERSEES THE FUNDS" section of the fund's prospectus.

Management Fee. The Advisor receives a management fee from the fund at the following rates: (a) 0.10% of the fund's average daily net assets invested in exchange-traded funds and mutual funds; and (b) 0.55% of the fund's average daily net assets not covered in (a) above. The Advisor also receives fees as investment advisor to each underlying Deutsche fund.

               Please Retain This Supplement for Future Reference

April 2, 2015
PROSTKR-477

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                        -------------------------------


Deutsche Alternative Asset Allocation Fund
Deutsche Alternative Asset Allocation VIP
Deutsche Select Alternative Allocation Fund
Deutsche LifeCompass Retirement Fund
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund

--------------------------------------------------------------------------------

The following information replaces similar disclosure contained under the "Management process" sub-section of the "PRINCIPAL INVESTMENT STRATEGY" section within the "FUND DETAILS" section of each fund's prospectus:

Other Deutsche funds in which the fund may invest from time to time may include
(1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC; and (2) series of DBX ETF Trust, which are managed by DBX Advisors LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC and DBX Advisors LLC are all subsidiaries of Deutsche Bank AG.

               Please Retain This Supplement for Future Reference


February 20, 2015
PROSTKR-474
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

Deutsche Asset
& Wealth Management


Prospectus
December 1, 2014





DWS LifeCompass 2015 Fund
CLASS/TICKER               A   SPDAX    B   SPDBX    C   SPDCX    S   SPBAX

...............................................................................


DWS LifeCompass 2030 Fund
CLASS/TICKER               A   PLUSX    B   PLSBX    C   PLSCX    S   PPLSX

...............................................................................
(Class B shares are closed to new investment)


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                                                       [DB Logo]

[GRAPHIC APPEARS HERE]



Table of Contents







DEUTSCHE LIFECOMPASS 2015 FUND
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  2
Main Risks.........................................  2
Past Performance...................................  7
Management.........................................  7
Purchase and Sale of Fund Shares...................  8
Tax Information....................................  8
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  8
DEUTSCHE LIFECOMPASS 2030 FUND
Investment Objective...............................  9
Fees and Expenses of the Fund......................  9
Principal Investment Strategy...................... 10
Main Risks......................................... 10
Past Performance................................... 15
Management......................................... 15
Purchase and Sale of Fund Shares................... 16
Tax Information.................................... 16
Payments to Broker-Dealers and
Other Financial Intermediaries..................... 16
FUND DETAILS
Additional Information About Fund Strategies and
Risks.............................................. 17
Deutsche LifeCompass 2015 Fund..................... 17
Deutsche LifeCompass 2030 Fund..................... 23
Other Policies and Risks........................... 30
Who Manages and Oversees the Funds................. 30
Management......................................... 31


INVESTING IN THE FUNDS
Choosing a Share Class............................. 33
Buying, Exchanging and Selling Shares.............. 36
How to Buy Shares.................................. 36
How to Exchange Shares............................. 37
How to Sell Shares................................. 38
Financial Intermediary Support Payments............ 38
Policies You Should Know About..................... 39
Policies About Transactions........................ 39
How each Fund Calculates Share Price............... 43
Other Rights We Reserve............................ 44
Understanding Distributions and Taxes.............. 44
FINANCIAL HIGHLIGHTS............................... 47
APPENDIX........................................... 55
Hypothetical Expense Summary....................... 55
Additional Index Information....................... 59


-------------------------------------------------------------------------------
YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

Deutsche Asset
& Wealth Management
                                                                       [DB Logo]



Deutsche LifeCompass 2015 Fund

(formerly DWS LifeCompass 2015 Fund)



INVESTMENT OBJECTIVE


The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 33) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          B          C      S
                                          ----------  ---------  ---------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None       None     None
-----------------------------------------      ----     --         --       ---
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     4.00       1.00       None
-----------------------------------------    ------   ----       ----       ---
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20        $20        $20
-----------------------------------------   -------   ----       ----       ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                    A          B          C           S
                                            ---------  ---------  ---------  ----------
Management fee                                  0.00       0.00       0.00       0.00
-------------------------------------------     ----       ----       ----       ----
Distribution/service (12b-1) fees               0.24       1.00       1.00      None
-------------------------------------------     ----       ----       ----      -----
Other expenses                                  0.47       0.70       0.43       0.47
-------------------------------------------     ----       ----       ----      -----
Acquired funds (underlying funds) fees and
expenses                                        0.60       0.60       0.60       0.60
-------------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES            1.31       2.30       2.03       1.07
-------------------------------------------     ----       ----       ----      -----
Fee waiver/expense reimbursement                0.17       0.41       0.14       0.18
-------------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT          1.14       1.89       1.89       0.89
-------------------------------------------     ----       ----       ----      -----

The Advisor has contractually agreed through November 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (underlying funds) fees and expenses) at ratios no higher than 0.54%, 1.29%, 1.29% and 0.29% for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 685     $ 592     $ 292     $  91
--       -----     -----     -----     -----
3          951       979       623       322
--       -----     -----     -----     -----
5        1,237     1,393     1,080       573
--       -----     -----     -----     -----
10       2,049     2,125     2,347     1,289
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 685     $ 192     $ 192     $  91
--       -----     -----     -----     -----
3          951       679       623       322
--       -----     -----     -----     -----
5        1,237     1,193     1,080       573
--       -----     -----     -----     -----
10       2,049     2,125     2,347     1,289
--       -----     -----     -----     -----

                                       1
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2014: 61%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund pursues its investment objective by investing in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates). The fund may also invest in securities of unaffiliated ETFs when the economic exposure to a particular market or sector is not available through a Deutsche fund. Deutsche funds and unaffiliated ETFs, are collectively referred to as "underlying funds." The fund is designed for investors who anticipate retiring around 2015 or expect to begin withdrawing portions of their investment around that time.


MANAGEMENT PROCESS. The fund is managed using an asset allocation determined by the Advisor (as of October 31, 2014, the fund's asset allocation was approximately 39.5% equity funds, 41.3% fixed income funds, 15.4% alternative asset funds and 3.8% cash). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. ("Hewitt"), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across years to retirement that is based on asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund's asset allocation. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.


The fund's asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund's "glide path") and will approach that of the Deutsche LifeCompass Retirement Fund (the Retirement Fund) over time. Upon reaching the stated target year, the fund's asset allocation will be similar to that of the Retirement Fund, at which point, the fund may be combined with the Retirement Fund or another Deutsche fund offered at the time.


The Advisor regularly reviews and may adjust the fund's asset allocation using a dynamic asset allocation risk-managed approach. As noted above, in making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.


To mitigate the risks associated with a particular fund or portfolio manager and to increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.


The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of US and foreign companies of any size, US and foreign corporate bonds of varying credit quality, US and foreign government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. The fund may invest in underlying funds in other asset classes, such as real estate, infrastructure, commodities, market neutral and others not generally considered equity or fixed income funds. The fund may also use various types of derivative instruments, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives.


DERIVATIVES. In addition to the above-mentioned derivatives, the fund, and the underlying funds in which the fund may invest, may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management;
(iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


You may experience losses, including losses near, at, or after the target date year. There is no guarantee that the fund will provide adequate income at, and through, your retirement.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys



                                       2
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund
or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.


In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.


The fund is also subject to the risk that an underlying fund may pay a redemption request by the fund, wholly or partly, by an in-kind distribution of portfolio securities rather than in cash. The fund may hold such portfolio securities until the Advisor determines to dispose of them, and the fund will bear the market risk of the securities received in the redemption until their disposition. Upon disposing of such portfolio securities, the fund may experience increased brokerage commissions.


CONCENTRATION RISK - UNDERLYING FUNDS. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.



                                       3
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund

While the fund does not concentrate in a particular industry, it may concentrate in an underlying Deutsche fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.


NON-DIVERSIFICATION RISK - UNDERLYING FUNDS. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


REAL ESTATE SECURITIES RISK. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.


INFRASTRUCTURE-RELATED COMPANIES RISK. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. To the extent the fund intends to qualify as a regulated investment company under the Internal Revenue Code, the fund's ability to gain exposure to commodity-linked instruments may be limited.


CROCI (Reg. TM) RISK. The fund will be managed on the premise that stocks with lower CROCI (Reg. TM)( )Economic P/E Ratios may outperform stocks with higher CROCI (Reg. TM) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI (Reg. TM) Economic P/E Ratio is determined by the CROCI (Reg. TM)( )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI (Reg. TM) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


FRONTIER MARKET RISK. Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the



                                       4
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund
risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity - economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.

MICRO-CAP COMPANY RISK. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because micro-cap companies' earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Micro-cap stocks tend to be less liquid than stocks of companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which generally increases liquidity risk and pricing risk for these securities. There may be a substantial period before the fund realizes a gain, if any, on an investment in a micro-cap company.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.


CURRENCY STRATEGIES RISK. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be



                                       5
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund
incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


INTEREST RATE STRATEGIES RISK. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant. The risk of loss is heightened during periods of rapid rises in interest rates.


MARKET DIRECTION RISK. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" fund. The underlying fund's results will suffer both when there is a general market advance and the underlying fund holds significant "short" positions, or when there is a general market decline and the underlying fund holds significant "long" positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


TAX STATUS RISK. Income and gains from commodities or certain commodity-linked derivatives do not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company" for federal income tax purposes. Receipt of such income could cause the fund to be subject to tax at the fund level. The Internal Revenue Service has issued a private ruling to certain underlying funds that income derived from the fund's investment in the Subsidiary will constitute qualifying income to the fund. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.


SUBSIDIARY RISK. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands



                                       6
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund
that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.

MULTI-MANAGER APPROACH RISK. While the investment strategies employed by certain underlying funds' investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in a fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for a fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase a fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team's skill in executing the relevant investment strategy and selecting investments for a fund. The degree of correlation among the investment management teams' investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Prior to July 8, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]

  2004      2005      2006       2007       2008       2009       2010       2011       2012       2013
  8.79      5.10      11.11      4.22       -30.50     23.15      10.79       -1.27     11.12      11.28





                    RETURNS    PERIOD ENDING
 BEST QUARTER      12.95%      June 30, 2009
 WORST QUARTER     -17.70%     December 31, 2008
 YEAR-TO-DATE       2.25%      September 30, 2014

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2013 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                            ------------  ---------  ---------  ---------
CLASS A before tax          12/29/2000        4.88       9.44       3.75
--------------------------  ----------       -----      -----       ----
  After tax on distribu-
  tions                                       4.27       8.82       2.94
  After tax on distribu-
  tions and sale of fund
  shares                                      3.30       7.88       2.79
--------------------------  ----------       -----      -----       ----
CLASS B before tax          12/29/2000        7.44       9.75       3.58
--------------------------  ----------       -----      -----       ----
CLASS C before tax          12/29/2000       10.44       9.92       3.60
--------------------------  ----------       -----      -----       ----
CLASS S before tax          11/15/1996       11.57      11.01       4.62
--------------------------  ----------       -----      -----       ----
S&P TARGET DATE 2015
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    12.16      10.54       5.92
--------------------------  ----------       -----      -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PANKAJ BHATNAGAR, PHD, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


DARWEI KUNG, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.



                                       7
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       8
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2015 Fund

Deutsche Asset
& Wealth Management
                                                                       [DB Logo]




Deutsche LifeCompass 2030 Fund

(formerly DWS LifeCompass 2030 Fund)



INVESTMENT OBJECTIVE


The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 33) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          B          C      S
                                          ----------  ---------  ---------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None       None     None
-----------------------------------------      ----     --         --       ---
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     4.00       1.00       None
-----------------------------------------    ------   ----       ----       ---
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20        $20        $20
-----------------------------------------   -------   ----       ----       ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                    A          B          C           S
                                            ---------  ---------  ---------  ----------
Management fee                                  0.00       0.00       0.00       0.00
-------------------------------------------     ----       ----       ----       ----
Distribution/service (12b-1) fees               0.24       1.00       1.00      None
-------------------------------------------     ----       ----       ----      -----
Other expenses                                  0.58       0.65       0.48       0.56
-------------------------------------------     ----       ----       ----      -----
Acquired funds (underlying funds) fees and
expenses                                        0.62       0.62       0.62       0.62
-------------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES            1.44       2.27       2.10       1.18
-------------------------------------------     ----       ----       ----      -----
Fee waiver/expense reimbursement                0.28       0.36       0.19       0.27
-------------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT          1.16       1.91       1.91       0.91
-------------------------------------------     ----       ----       ----      -----

The Advisor has contractually agreed through November 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (underlying funds) fees and expenses) at ratios no higher than 0.54%, 1.29%, 1.29% and 0.29% for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 686     $ 594     $ 294     $  93
--       -----     -----     -----     -----
3          978       975       640       348
--       -----     -----     -----     -----
5        1,292     1,382     1,111       623
--       -----     -----     -----     -----
10       2,177     2,176     2,416     1,408
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 686     $ 194     $ 194     $  93
--       -----     -----     -----     -----
3          978       675       640       348
--       -----     -----     -----     -----
5        1,292     1,182     1,111       623
--       -----     -----     -----     -----
10       2,177     2,176     2,416     1,408
--       -----     -----     -----     -----

                                       9
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2014: 60%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund pursues its investment objective by investing in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates). The fund may also invest in securities of unaffiliated ETFs when the economic exposure to a particular market or sector is not available through a Deutsche fund. Deutsche funds and unaffiliated ETFs, are collectively referred to as "underlying funds." The fund is designed for investors who anticipate retiring around 2030 or expect to begin withdrawing portions of their investment around that time.


MANAGEMENT PROCESS. The fund is managed using an asset allocation determined by the Advisor (as of October 31, 2014, the fund's asset allocation was approximately 61.4% equity funds, 22.1% fixed income funds, 11.9% alternative asset funds and 4.6% cash). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. ("Hewitt"), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across years to retirement that is based on asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund's asset allocation. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.


The fund's asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund's "glide path") and will approach that of the Deutsche LifeCompass Retirement Fund (the Retirement Fund) over time. Upon reaching the stated target year, the fund's asset allocation will be similar to that of the Retirement Fund, at which point, the fund may be combined with the Retirement Fund or another Deutsche fund offered at the time.


The Advisor regularly reviews and may adjust the fund's asset allocation using a dynamic asset allocation risk-managed approach. As noted above, in making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.


To mitigate the risks associated with a particular fund or portfolio manager and to increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.


The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of US and foreign companies of any size, US and foreign corporate bonds of varying credit quality, US and foreign government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. The fund may invest in underlying funds in other asset classes, such as real estate, infrastructure, commodities, market neutral and others not generally considered equity or fixed income funds. The fund may also use various types of derivative instruments, including futures contracts, forward currency contracts and commodities-related derivatives.


DERIVATIVES. In addition to the above-mentioned derivatives, the fund, and the underlying funds in which the fund may invest, may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management;
(iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


You may experience losses, including losses near, at, or after the target date year. There is no guarantee that the fund will provide adequate income at, and through, your retirement.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys



                                       10
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund
or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.


In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.


The fund is also subject to the risk that an underlying fund may pay a redemption request by the fund, wholly or partly, by an in-kind distribution of portfolio securities rather than in cash. The fund may hold such portfolio securities until the Advisor determines to dispose of them, and the fund will bear the market risk of the securities received in the redemption until their disposition. Upon disposing of such portfolio securities, the fund may experience increased brokerage commissions.


CONCENTRATION RISK - UNDERLYING FUNDS. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.



                                       11
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund

While the fund does not concentrate in a particular industry, it may concentrate in an underlying Deutsche fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.


NON-DIVERSIFICATION RISK - UNDERLYING FUNDS. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


REAL ESTATE SECURITIES RISK. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.


INFRASTRUCTURE-RELATED COMPANIES RISK. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. To the extent the fund intends to qualify as a regulated investment company under the Internal Revenue Code, the fund's ability to gain exposure to commodity-linked instruments may be limited.


CROCI (Reg. TM) RISK. The fund will be managed on the premise that stocks with lower CROCI (Reg. TM)( )Economic P/E Ratios may outperform stocks with higher CROCI (Reg. TM) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI (Reg. TM) Economic P/E Ratio is determined by the CROCI (Reg. TM)( )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI (Reg. TM) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


FRONTIER MARKET RISK. Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the



                                       12
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund
risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity - economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.

MICRO-CAP COMPANY RISK. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because micro-cap companies' earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Micro-cap stocks tend to be less liquid than stocks of companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which generally increases liquidity risk and pricing risk for these securities. There may be a substantial period before the fund realizes a gain, if any, on an investment in a micro-cap company.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.


CURRENCY STRATEGIES RISK. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be



                                       13
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund
incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


INTEREST RATE STRATEGIES RISK. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant. The risk of loss is heightened during periods of rapid rises in interest rates.


MARKET DIRECTION RISK. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" fund. The underlying fund's results will suffer both when there is a general market advance and the underlying fund holds significant "short" positions, or when there is a general market decline and the underlying fund holds significant "long" positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


TAX STATUS RISK. Income and gains from commodities or certain commodity-linked derivatives do not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company" for federal income tax purposes. Receipt of such income could cause the fund to be subject to tax at the fund level. The Internal Revenue Service has issued a private ruling to certain underlying funds that income derived from the fund's investment in the Subsidiary will constitute qualifying income to the fund. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.


SUBSIDIARY RISK. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands



                                       14
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund
that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.

MULTI-MANAGER APPROACH RISK. While the investment strategies employed by certain underlying funds' investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in a fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for a fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase a fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team's skill in executing the relevant investment strategy and selecting investments for a fund. The degree of correlation among the investment management teams' investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Prior to July 8, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]

  2005      2006       2007       2008       2009       2010       2011       2012       2013
  6.68      15.94      3.99       -37.06     28.70      12.84       -4.57     13.24      19.77





                    RETURNS    PERIOD ENDING
 BEST QUARTER      17.00%      June 30, 2009
 WORST QUARTER     -21.09%     December 31, 2008
 YEAR-TO-DATE       2.63%      September 30, 2014

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2013 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons begins on 10/31/04.



                                 CLASS           1           5       SINCE
                             INCEPTION        YEAR       YEARS   INCEPTION
                           -----------  ----------  ----------  ----------
CLASS A before tax         11/1/2004        12.88       12.12       4.65
-------------------------- ---------        -----       -----       ----
  After tax on distribu-
  tions                                     11.93       11.71       3.84
  After tax on distribu-
  tions and sale of fund
  shares                                     8.90       10.47       3.71
-------------------------- ---------        -----       -----       ----
CLASS B before tax         11/1/2004        15.82       12.47       4.55
-------------------------- ---------        -----       -----       ----
CLASS C before tax         11/1/2004        18.83       12.58       4.54
-------------------------- ---------        -----       -----       ----
CLASS S before tax         11/1/2004        20.09       13.72       5.59
-------------------------- ---------        -----       -----       ----
S&P TARGET DATE 2030
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   19.14       13.60       6.82
-------------------------- ---------        -----       -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PANKAJ BHATNAGAR, PHD, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


DARWEI KUNG, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.



                                       15
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       16
PROSPECTUS December 1, 2014                     Deutsche LifeCompass 2030 Fund

[GRAPHIC APPEARS HERE]



Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

--------------------------------------------------------------------------------
 Deutsche LifeCompass 2015 Fund



INVESTMENT OBJECTIVE


The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund pursues its investment objective by investing in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates). The fund may also invest in securities of unaffiliated ETFs when the economic exposure to a particular market or sector is not available through a Deutsche fund. Deutsche funds and unaffiliated ETFs, are collectively referred to as "underlying funds." The fund is designed for investors who anticipate retiring around 2015 or expect to begin withdrawing portions of their investment around that time.


MANAGEMENT PROCESS. The fund is managed using an asset allocation determined by the Advisor (as of October 31, 2014, the fund's asset allocation was approximately 39.5% equity funds, 41.3% fixed income funds, 15.4% alternative asset funds and 3.8% cash). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. ("Hewitt"), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across years to retirement that is based on asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the model asset allocation provided by Hewitt as an input in setting the fund's asset allocation. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.


The fund's asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund's "glide path") and will approach that of the Deutsche LifeCompass Retirement Fund (the Retirement Fund) over time. Upon reaching the stated target year, the fund's asset allocation will be similar to that of the Retirement Fund, at which point, the fund may be combined with the Retirement Fund or another Deutsche fund offered at the time.


The Advisor regularly reviews and may adjust the fund's asset allocation using a dynamic asset allocation risk-managed approach. As noted above, in making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.


To mitigate the risks associated with a particular fund or portfolio manager and to increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.


The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of US and foreign companies of any size, US and foreign corporate bonds of varying credit quality, US and foreign government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. The fund may invest in underlying funds in other asset classes, such as real estate, infrastructure, commodities, market neutral and others not generally considered equity or fixed income funds. The fund may also use various types of derivative instruments, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives.


The fund invests primarily in Deutsche mutual funds. Other Deutsche funds in which the fund may invest from time to time may include (1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC;
(2) series of DBX ETF Trust, which are managed by DBX Advisors LLC; and (3) series of PowerShares DB Multi-Sector Commodity Trust, PowerShares DB G10 Currency Harvest Fund, PowerShares DB Commodity Index Tracking Fund and PowerShares DB US Dollar Index Trust, each of which is managed by DB Commodity Services LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC are all subsidiaries of Deutsche Bank AG.



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DERIVATIVES. In addition to the above-mentioned derivatives, the fund, and the underlying funds in which the fund may invest, may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management;
(iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


You may experience losses, including losses near, at, or after the target date year. There is no guarantee that the fund will provide adequate income at, and through, your retirement.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


Stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.



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EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.


In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.


The fund is also subject to the risk that an underlying fund may pay a redemption request by the fund, wholly or partly, by an in-kind distribution of portfolio securities rather than in cash. The fund may hold such portfolio securities until the Advisor determines to dispose of them, and the fund will bear the market risk of the securities received in the redemption until their disposition. Upon disposing of such portfolio securities, the fund may experience increased brokerage commissions.


CONCENTRATION RISK - UNDERLYING FUNDS. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.


While the fund does not concentrate in a particular industry, it may concentrate in an underlying Deutsche fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.


NON-DIVERSIFICATION RISK - UNDERLYING FUNDS. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers.



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Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.

DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


REAL ESTATE SECURITIES RISK. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.


INFRASTRUCTURE-RELATED COMPANIES RISK. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. To the extent the fund intends to qualify as a regulated investment company under the Internal Revenue Code, the fund's ability to gain exposure to commodity-linked instruments may be limited.


CROCI (Reg. TM) RISK. The fund will be managed on the premise that stocks with lower CROCI (Reg. TM)( )Economic P/E Ratios may outperform stocks with higher CROCI (Reg. TM) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI (Reg. TM) Economic P/E Ratio is determined by the CROCI (Reg. TM)( )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI (Reg. TM) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


FRONTIER MARKET RISK. Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity - economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock



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prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.

MICRO-CAP COMPANY RISK. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because micro-cap companies' earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Micro-cap stocks tend to be less liquid than stocks of companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which generally increases liquidity risk and pricing risk for these securities. There may be a substantial period before the fund realizes a gain, if any, on an investment in a micro-cap company.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market. No active trading market may exist for some senior loans and certain senior loans may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses to the fund. Because some senior loans that the fund invests in have a limited secondary market, liquidity risk is more pronounced for the fund than for funds that invest primarily in equity securities.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


Fees and expenses incurred by an ETF may include trading costs, operating expenses, licensing fees, trustee fees and marketing expenses. With an index ETF, these costs may contribute to the ETF not fully matching the performance of the index it is designed to track.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to



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close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

CURRENCY STRATEGIES RISK. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.


As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


INTEREST RATE STRATEGIES RISK. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant. The risk of loss is heightened during periods of rapid rises in interest rates.


MARKET DIRECTION RISK. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" fund. The underlying fund's results will suffer both when there is a general market advance and the underlying fund holds significant "short" positions, or when there is a general market decline and the underlying fund holds significant "long" positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


To the extent that the fund borrows money and then invests that money, it creates leverage, in that the fund is exposed to investment risks through the securities it has pledged for collateral as well as through the investments it purchases with the money borrowed against that collateral. This leverage means that changes in the prices of securities the fund owns will have a greater effect on the share price of the fund. The fund incurs interest expense and other costs when it borrows money; therefore, unless returns on assets acquired with borrowed funds are greater than the costs of borrowing, performance will be lower than it would have been without any borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at that time.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


Because the Advisor may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.



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CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


If the Advisor wishes to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


TAX STATUS RISK. Income and gains from commodities or certain commodity-linked derivatives do not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company" for federal income tax purposes. Receipt of such income could cause the fund to be subject to tax at the fund level. The Internal Revenue Service has issued a private ruling to certain underlying funds that income derived from the fund's investment in the Subsidiary will constitute qualifying income to the fund. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.


SUBSIDIARY RISK. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.


MULTI-MANAGER APPROACH RISK. While the investment strategies employed by certain underlying funds' investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in a fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for a fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase a fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team's skill in executing the relevant investment strategy and selecting investments for a fund. The degree of correlation among the investment management teams' investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.

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 Deutsche LifeCompass 2030 Fund



INVESTMENT OBJECTIVE


The fund seeks to achieve as high total return as is consistent with its asset allocation until the target year.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund pursues its investment objective by investing in other Deutsche funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates). The fund may also invest in securities of unaffiliated ETFs when the economic exposure to a particular market or sector is not available through a Deutsche fund. Deutsche funds and unaffiliated ETFs, are collectively referred to as "underlying funds." The fund is designed for investors who anticipate retiring around 2030 or expect to begin withdrawing portions of their investment around that time.


MANAGEMENT PROCESS. The fund is managed using an asset allocation determined by the Advisor (as of October 31, 2014, the fund's asset allocation was approximately 61.4% equity funds, 22.1% fixed income funds, 11.9% alternative asset funds and 4.6% cash). In making asset allocation decisions, the Advisor will take into consideration current or expected market conditions. The Advisor also has engaged Hewitt EnnisKnupp, Inc. ("Hewitt"), an investment consulting firm with a global reach, to provide the Advisor with a model asset allocation across years to retirement that is based on asset classes selected by the Advisor, including equities, fixed income and alternative asset classes. The Advisor may or may not utilize the



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model asset allocation provided by Hewitt as an input in setting the fund's asset allocation. Hewitt does not have advisory authority with regard to the fund and does not effect any portfolio transactions. The Advisor, not the fund, pays Hewitt.

The fund's asset allocation changes over time to become more conservative as the fund approaches its target date year (which is known as the fund's "glide path") and will approach that of the Deutsche LifeCompass Retirement Fund (the Retirement Fund) over time. Upon reaching the stated target year, the fund's asset allocation will be similar to that of the Retirement Fund, at which point, the fund may be combined with the Retirement Fund or another Deutsche fund offered at the time.


The Advisor regularly reviews and may adjust the fund's asset allocation using a dynamic asset allocation risk-managed approach. As noted above, in making asset allocation decisions, the Advisor will take into consideration current or expected market conditions.


To mitigate the risks associated with a particular fund or portfolio manager and to increase diversification, no more than 40% of the overall allocation to equity will be invested in any one equity fund.


The underlying funds use a broad array of investment styles. The underlying funds can buy many types of securities, among them common stocks of US and foreign companies of any size, US and foreign corporate bonds of varying credit quality, US and foreign government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. The fund may invest in underlying funds in other asset classes, such as real estate, infrastructure, commodities, market neutral and others not generally considered equity or fixed income funds. The fund may also use various types of derivative instruments, including futures contracts, forward currency contracts and commodities-related derivatives.


The fund invests primarily in Deutsche mutual funds. Other Deutsche funds in which the fund may invest from time to time may include (1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC;
(2) series of DBX ETF Trust, which are managed by DBX Advisors LLC; and (3) series of PowerShares DB Multi-Sector Commodity Trust, PowerShares DB G10 Currency Harvest Fund, PowerShares DB Commodity Index Tracking Fund and PowerShares DB US Dollar Index Trust, each of which is managed by DB Commodity Services LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC are all subsidiaries of Deutsche Bank AG.


DERIVATIVES. In addition to the above-mentioned derivatives, the fund, and the underlying funds in which the fund may invest, may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management;
(iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


You may experience losses, including losses near, at, or after the target date year. There is no guarantee that the fund will provide adequate income at, and through, your retirement.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


Stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly



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PROSPECTUS December 1, 2014                                       Fund Details
and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.



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PROSPECTUS December 1, 2014                                       Fund Details

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.


In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.


The fund is also subject to the risk that an underlying fund may pay a redemption request by the fund, wholly or partly, by an in-kind distribution of portfolio securities rather than in cash. The fund may hold such portfolio securities until the Advisor determines to dispose of them, and the fund will bear the market risk of the securities received in the redemption until their disposition. Upon disposing of such portfolio securities, the fund may experience increased brokerage commissions.


CONCENTRATION RISK - UNDERLYING FUNDS. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.


While the fund does not concentrate in a particular industry, it may concentrate in an underlying Deutsche fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.


NON-DIVERSIFICATION RISK - UNDERLYING FUNDS. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


REAL ESTATE SECURITIES RISK. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.


INFRASTRUCTURE-RELATED COMPANIES RISK. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.



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PROSPECTUS December 1, 2014                                       Fund Details

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. To the extent the fund intends to qualify as a regulated investment company under the Internal Revenue Code, the fund's ability to gain exposure to commodity-linked instruments may be limited.


CROCI (Reg. TM) RISK. The fund will be managed on the premise that stocks with lower CROCI (Reg. TM)( )Economic P/E Ratios may outperform stocks with higher CROCI (Reg. TM) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI (Reg. TM) Economic P/E Ratio is determined by the CROCI (Reg. TM)( )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI (Reg. TM) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


FRONTIER MARKET RISK. Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity - economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.


MICRO-CAP COMPANY RISK. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because micro-cap companies' earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Micro-cap stocks tend to be less liquid than stocks of companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which generally increases liquidity risk and pricing risk for these securities. There may be a substantial period before the fund realizes a gain, if any, on an investment in a micro-cap company.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market. No active trading market may exist for some senior loans and certain senior loans may be subject to restrictions on resale. The inability to dispose of senior



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PROSPECTUS December 1, 2014                                       Fund Details
loans in a timely fashion could result in losses to the fund. Because some senior loans that the fund invests in have a limited secondary market, liquidity risk is more pronounced for the fund than for funds that invest primarily in equity securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


Fees and expenses incurred by an ETF may include trading costs, operating expenses, licensing fees, trustee fees and marketing expenses. With an index ETF, these costs may contribute to the ETF not fully matching the performance of the index it is designed to track.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.


CURRENCY STRATEGIES RISK. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.


As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


INTEREST RATE STRATEGIES RISK. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary strategies. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant. The risk of loss is heightened during periods of rapid rises in interest rates.


MARKET DIRECTION RISK. Since certain underlying funds will typically hold both long and short positions, an investment in the fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" fund. The underlying fund's results will suffer both when there is a general market advance and the underlying fund holds significant "short" positions, or when there is a general market decline and the underlying fund holds significant "long" positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


To the extent that the fund borrows money and then invests that money, it creates leverage, in that the fund is exposed to investment risks through the securities it has pledged for collateral as well as through the investments it purchases with the money borrowed against that collateral. This leverage means that changes in the prices of securities the fund owns will have a greater effect on the share price of the fund. The fund incurs interest expense and other costs when it borrows money; therefore, unless returns on assets acquired with borrowed funds are greater than the costs of borrowing, performance will be



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PROSPECTUS December 1, 2014                                       Fund Details
lower than it would have been without any borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its portfolio holdings even though it may be disadvantageous to do so at that time.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


Because the Advisor may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


If the Advisor wishes to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


TAX STATUS RISK. Income and gains from commodities or certain commodity-linked derivatives do not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company" for federal income tax purposes. Receipt of such income could cause the fund to be subject to tax at the fund level. The Internal Revenue Service has issued a private ruling to certain underlying funds that income derived from the fund's investment in the Subsidiary will constitute qualifying income to the fund. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.


SUBSIDIARY RISK. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.


MULTI-MANAGER APPROACH RISK. While the investment strategies employed by certain underlying funds' investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund's multiple investment management teams may result in a fund holding a significant amount of certain types of securities.



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PROSPECTUS December 1, 2014                                       Fund Details

This may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for a fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase a fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a fund's investment strategy depends on, among other things, both the Advisor's skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team's skill in executing the relevant investment strategy and selecting investments for a fund. The degree of correlation among the investment management teams' investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.


OTHER POLICIES AND RISKS


While the previous pages describe the main points of each fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, each fund's Board could change a fund's investment objective without seeking shareholder approval.

o When, in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions, up to 100% of each fund's assets may be held in cash or invested in money market securities or other short-term investments. Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent a fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund.


If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that a fund will achieve its investment objective.


A complete list of each fund's portfolio holdings as of the month-end is posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



WHO MANAGES AND OVERSEES THE FUNDS


THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor, or the subadvisor makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. The Advisor and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc. ("DDI" or the "Distributor"). Deutsche Asset & Wealth Management is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside



                                       30
PROSPECTUS December 1, 2014                                       Fund Details
the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.

MANAGEMENT FEE. The Advisor does not receive any advisory fee for managing each fund but does receive fees as investment advisor to each underlying Deutsche fund.


The Advisor and, when applicable, affiliates of the Advisor earn fees at varying rates for providing services to the underlying Deutsche funds. The Advisor therefore has a conflict of interest in selecting the underlying Deutsche funds and in determining whether to invest in an unaffiliated ETF, from which it will not receive any fees. However, the Advisor is a fiduciary to each fund and will select investments that it believes are appropriate to meet each fund's investment objective.


The following waivers are currently in effect:


For Deutsche LifeCompass 2015 Fund, the Advisor has contractually agreed through November 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses) at ratios no higher than 0.54%, 1.29%, 1.29% and 0.29% for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

For Deutsche LifeCompass 2030 Fund, the Advisor has contractually agreed through November 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses) at ratios no higher than 0.54%, 1.29%, 1.29% and 0.29% for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


A discussion regarding the basis for the Board's approval of each fund's investment management agreement is contained in the most recent shareholder reports for the annual period ended August 31 or semi-annual period ended February 28 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between each fund and the Advisor, each fund pays the Advisor a fee of 0.10% for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly owned subsidiaries of the Advisor or Deutsche Bank AG ("wholly owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of a fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate a fund's assets among any other nonaffiliated subadvisors or wholly owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly owned subadvisor). Each fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, each fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of Deutsche LifeCompass 2015 Fund have approved the multi-manager structure described herein in this paragraph. The shareholders of Deutsche LifeCompass 2030 Fund have approved the multi-manager structure with respect to nonaffiliated subadvisors. Until shareholders of Deutsche LifeCompass 2030 Fund have approved the multi-manager structure with respect to wholly-owned subadvisors, the fund may not appoint wholly-owned subadvisors in the manner described herein.



MANAGEMENT


PANKAJ BHATNAGAR, PHD, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

o Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

o  Portfolio Manager for the Quantitative Group: New York.

o Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

DARWEI KUNG, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.



                                       31
PROSPECTUS December 1, 2014                                       Fund Details

o Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

o  Portfolio Manager: New York.

o BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


                                       32
PROSPECTUS December 1, 2014                                       Fund Details

[GRAPHIC APPEARS HERE]



Investing in the Funds



This prospectus offers the share classes noted on the front cover. Each class has its own fees and expenses, offering you a choice of cost structures:

o CLASS A, CLASS B AND CLASS C SHARES are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

o CLASS S SHARES are only available to particular investors or through certain programs, as described below.

The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account.


If you're investing directly with Deutsche Asset & Wealth Management, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in a fund or similar funds, please refer to apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).



CHOOSING A SHARE CLASS


Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you.


We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial advisor to determine which class of shares is appropriate for you.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions.




 CLASSES AND FEATURES                 POINTS TO HELP YOU COMPARE
 CLASS A
 o Sales charge of up to 5.75%        o Some investors may be able to
   charged when you buy shares          reduce or eliminate their sales
                                        charge; see "Class A Shares"
 o In most cases, no charge when
   you sell shares                    o Total annual expenses are
                                        lower than those for Class B or
 o Up to 0.25% annual share-            Class C
   holder servicing fee
                                      o Distributions are generally
                                        higher than Class B or Class C
 CLASS B

 o No sales charge when you buy       o The deferred sales charge rate
   shares                               falls to zero after six years
 o Closed to new investment           o Shares automatically convert to
                                        Class A after six years, which
 o Deferred sales charge declining      means lower annual expenses
   from 4.00%, charged when you         going forward
   sell shares you bought within
   the last six years                 o Distributions are generally
                                        lower than Class A
 o 0.75% annual distribution fee
   and up to 0.25% annual share-
   holder servicing fee

 CLASS C

 o No sales charge when you buy       o The first year deferred sales
   shares                               charge rate is lower for Class C
                                        than Class B, but your shares
 o Deferred sales charge of             never automatically convert to
   1.00%, charged when you sell         Class A, so annual expenses
   shares you bought within the         remain higher than Class A
   last year
                                      o Distributions are generally
 o 0.75% annual distribution fee        lower than Class A
   and up to 0.25% annual share-
   holder servicing fee               o Maximum investment applies

 CLASS S

 o No sales charge when you buy       o Limited availability, see "Eligi-
   shares and no deferred sales         bility Requirements" under
   charge when you sell shares          "Class S Shares"


CLASS A SHARES


Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.


Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


Class A shares have an up-front sales charge that varies with the amount you invest:



                                       33
PROSPECTUS December 1, 2014                             Investing in the Funds

                               FRONT-END SALES       FRONT-END SALES
                                   CHARGE AS %   CHARGE AS % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)     NET INVESTMENT(2)
--------------------  ------------------------  --------------------
Under $50,000         5.75%                     6.10%
--------------------  -----                     -----
$  50,000-$99,999     4.50                      4.71
-----------------     -----                     -----
$100,000-$249,999     3.50                      3.63
-----------------     -----                     -----
$250,000-$499,999     2.60                      2.67
-----------------     -----                     -----
$500,000-$999,999     2.00                      2.04
-----------------     -----                     -----
$1 million or more                 see below              see below
--------------------  ------------------------  --------------------

(1) The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

o you indicate your intent in writing to invest at least $50,000 in Class A shares (including Class A shares in other retail Deutsche funds) over the next 24 months (Letter of Intent)

o the amount of Class A shares you already own (including Class A shares in other retail Deutsche funds) plus the amount you're investing now in Class A shares is at least $50,000 (Cumulative Discount)

o you are investing a total of $50,000 or more in Class A shares of several retail Deutsche funds on the same day (Combined Purchases)

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.


For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Deutsche funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.


To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.


For more information about sales charge discounts, please visit deutschefunds.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in each fund's Statement of Additional Information.


IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the Deutsche funds for an investment in Class A shares. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset & Wealth Management or the Deutsche funds) and with respect to certain types of investment programs (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services or a no-load network, platform or self-directed brokerage account offered by a financial services firm that has entered into an agreement with DDI that may or may not charge you a transaction fee).


Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of Additional Information.


There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU'RE INVESTING $1 MILLION OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge (Large Order NAV Purchase Privilege). However, you may be charged a contingent deferred sales charge (CDSC) on any shares you sell.


FOR EACH FUND, investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a CDSC of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.


This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


CLASS B SHARES

Class B shares of each fund are closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions from Class B shares of another Deutsche fund).



                                       34
PROSPECTUS December 1, 2014                             Investing in the Funds

With Class B shares, you pay no up-front sales charge to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. However, unlike Class A shares, your entire investment goes to work immediately. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:



YEAR AFTER YOU BOUGHT SHARES          CDSC ON SHARES YOU SELL
-----------------------------  ------------------------------
First year                     4.00%
------------------------------ -----
Second or third year           3.00
------------------------------ -----
Fourth or fifth year           2.00
------------------------------ -----
Sixth year                     1.00
------------------------------ -----
Seventh year and later         None (automatic conversion to
------------------------------
                                                    Class A)
                               ------------------------------

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


Except as noted above, no new purchases of Class B shares are allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan.


The closing of the Class B shares does not affect: (a) the right of shareholders of Class B shares to continue to sell (redeem) their shares as provided in this prospectus, subject to any applicable CDSC; or (b) the automatic conversion of Class B shares to Class A shares six years after purchase. Class B shares currently held will continue as Class B shares with all Class B attributes, including 12b-1 fees, until sold or until their automatic conversion to Class A shares.


Purchases by shareholders under Class B shares automatic investment plans ("AIPs") established on or prior to December 1, 2009 are automatically continuing with Class A shares. Such shareholders are permitted to purchase Class A shares at net asset value, without a sales charge, whether as part of their AIP or otherwise. The foregoing applies only to purchases under (i) AIPs established directly with Deutsche Asset & Wealth Management ("Deutsche fund AIPs") and, (ii) provided they have been identified as an AIP by Deutsche Asset & Wealth Management, AIPs sponsored by others, such as government direct deposit, employer sponsored payroll direct deposit and auto-debit programs established with the shareholder's bank or credit union ("non-Deutsche fund AIP"). Shareholders with a non-Deutsche fund AIP established prior to December 1, 2009 are responsible for contacting Deutsche Asset & Wealth Management (see phone number on the back cover) to ensure that their account has been identified as an AIP in order to benefit from this privilege and to avoid having their purchase orders rejected.


Additionally, certain employer-sponsored employee benefit plans (known as "Expert Plan Access") using the ExpertPlan subaccount record keeping system maintained for DeAWM-branded plans that were previously purchasing Class B shares instead are purchasing Class A shares at net asset value, without a sales charge.


CLASS C SHARES

Class C shares may appeal to investors who aren't certain of their investment time horizon.


With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of the distribution fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.


Class C shares have a CDSC, but only on shares you sell within one year of buying them:



YEAR AFTER YOU BOUGHT SHARES    CDSC ON SHARES YOU SELL
-----------------------------  ------------------------
First year                     1.00%
------------------------------ ----
Second year and later                             None
------------------------------                    ----

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.


Orders to purchase Class C shares in excess of $500,000 will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


CLASS S SHARES

Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.



                                       35
PROSPECTUS December 1, 2014                             Investing in the Funds

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with each fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.


ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of Deutsche funds either
(i) directly from DDI, each fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the Deutsche funds as of December 31, 2004:

o Existing shareholders of Class S shares of any Deutsche fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any Deutsche fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o A person who certifies that they are a participant in a "DeAWM retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a DeAWM retirement plan is defined as an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates, or ExpertPlan, Inc. under an alliance between one of these two firms and Deutsche Asset & Wealth Management or its affiliates.

o A person who certifies that they are a participant who owns Class S shares of any Deutsche fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DeAWM IRA made through a rollover facilitator having a relationship with Deutsche Asset & Wealth Management.

o Any person that has an existing account with Deutsche Bank Private Wealth Management ("PWM") but who no longer meets the eligibility requirements to maintain an account with PWM may open a new account in Class S shares of any Deutsche fund.

o Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DDI and to Deutsche Target Date
     Series or other funds-of-funds managed by the Advisor or its affiliates.


o A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DeAWM
   IRA.

   o Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.

The following additional investors may purchase Class S shares of Deutsche funds in connection with certain programs or plans.

o Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program.

o Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o Plans administered as college savings plans under Section 529 of the Internal Revenue Code.

o Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.

DDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.



BUYING, EXCHANGING AND SELLING SHARES


The following information applies to Class A, B, C and S shares.


TO CONTACT DEUTSCHE ASSET & WEALTH MANAGEMENT


BY PHONE

(800) 728-3337


BY MAIL


TYPE               ADDRESS
-----------------  -----------------------------------
EXPEDITED MAIL
  All Requests     Deutsche Asset & Wealth Management
-----------------
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   -----------------------------------
REGULAR MAIL
  New Accounts     Deutsche Asset & Wealth Management
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       Deutsche Asset & Wealth Management
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    Deutsche Asset & Wealth Management
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557


HOW TO BUY SHARES


Please note that your account cannot be opened until we receive a completed account application.



                                       36
PROSPECTUS December 1, 2014                             Investing in the Funds

MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL

To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "Deutsche Asset & Wealth Management" for the required initial minimum investment for the share class you have selected.


Once your account is established, to make additional investments, send a check made payable to "Deutsche Asset & Wealth Management" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.


BY AUTOMATIC INVESTMENT PLAN

If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after Deutsche Asset & Wealth Management has received the request. Each fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.


OTHER WAYS TO BUY SHARES

The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions and any required paperwork.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call Deutsche Asset & Wealth Management and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH), or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at deutschefunds.com to set up on-line access to your account(s). Or, log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your Deutsche fund account(s).



HOW TO EXCHANGE SHARES


REQUIREMENTS AND LIMITS


CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------
A B C   1,000 minimum into new non-IRA accounts per
-------
        fund
        500 minimum into new IRA accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
-------
        fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------

Exchanges between funds are allowed between like share classes only.

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call Deutsche Asset & Wealth Management and use our automated system to place your exchange, or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan of a minimum of $50 to another Deutsche fund on a regular basis. A representative can assist you with establishing this privilege.


ON THE INTERNET

Register at deutschefunds.com to set up on-line access to your account(s). Or, log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another Deutsche fund.



                                       37
PROSPECTUS December 1, 2014                             Investing in the Funds

BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.



HOW TO SELL SHARES


REQUIREMENTS AND LIMITS


        SELLING SHARES ($)
        --------------------------------------------
A B C   Check redemption:
-------
        Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        --------------------------------------------
S       Same as Classes A, B and C
------- --------------------------------------------

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call Deutsche Asset & Wealth Management and use our automated system, or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account.


OTHER WAYS TO SELL SHARES

The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions and any required paperwork to add them to an existing account. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call Deutsche Asset & Wealth Management and use our automated system to request a QuickSell redemption, or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system
(ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish a Systematic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at deutschefunds.com to set up on-line access to your account(s). Or, log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.


BY MAIL OR EXPEDITED MAIL. Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.


Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact Deutsche Asset & Wealth Management (see phone number on the back cover).


BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, call Deutsche Asset & Wealth Management and either use the automated system or speak with a customer service representative to request your redemption. After you inform us of the amount of your redemption, you will receive a trade confirmation number. We must receive your order by 4:00 p.m. Eastern time to wire to your account the next business day.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency/

networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a fund


                                       38
PROSPECTUS December 1, 2014                             Investing in the Funds
with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares or the retention and/or servicing of investors and Deutsche fund shares to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan Inc. on the DeAWM-branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the Deutsche funds to their customers. However, the Advisor will not consider sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Deutsche funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by a fund and may be compensated by a fund.



POLICIES ABOUT TRANSACTIONS


EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and,



                                       39
PROSPECTUS December 1, 2014                             Investing in the Funds
in some cases, more information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


With certain limited exceptions, only US residents may invest in each fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


SUB-MINIMUM BALANCES FOR CLASS A, B AND C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


SUB-MINIMUM BALANCES FOR CLASS S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


ACCOUNT MAINTENANCE FEE FOR CLASSES A, B, C AND S. Each fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.


The account maintenance fee will not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; (v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in Deutsche fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semi-annual reports, and other materials), except for tax forms; (vii) Uniform Gift to Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of Deutsche fund materials by registering on deutschefunds.com or by calling the telephone number on the back cover.


MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.


Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other



                                       40
PROSPECTUS December 1, 2014                             Investing in the Funds
trading activity harmful or disruptive to a fund. Each fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same Deutsche fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same Deutsche fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that Deutsche fund for 12 months. Each fund reserves the right to extend or maintain a block beyond 12 months if it deems that the shareholder's activity was harmful to the fund, or that the pattern of activity suggests a pattern of abuse. The rights of a shareholder to redeem shares of a Deutsche fund are not affected by the four roundtrip transaction limitation.


Each fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.


In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the Deutsche funds' policy, may permit certain transactions not permitted by the Deutsche funds' policies, or prohibit transactions not subject to the Deutsche funds' policies.


The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.


In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each fund calculates share price.")


There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.


Each fund's market timing policies and procedures may be modified or terminated at any time.


THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling Deutsche Asset & Wealth Management at the phone number on the back cover. You can use our automated phone service to get information on Deutsche funds generally and on accounts held directly at Deutsche Asset & Wealth Management. You can also use this service to request share transactions.


TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.



                                       41
PROSPECTUS December 1, 2014                             Investing in the Funds

EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.


EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to Deutsche Asset & Wealth Management and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.


SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. Deutsche Asset & Wealth Management accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call Deutsche Asset & Wealth Management (see phone number on the back cover) or contact your financial advisor for more information.


WHEN YOU SELL SHARES THAT HAVE A CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into, however, a CDSC may be imposed which may differ from the schedule for the fund you exchanged out of. Your shares will retain their original cost and purchase date.


There are certain cases in which you may be exempt from a CDSC. These include:

o The death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist.

o Withdrawals made through a systematic withdrawal plan up to a maximum of 12% per year of the net asset value of the account.

o  Withdrawals related to certain retirement or benefit plans.

o Redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans.

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU SELL SHARES IN A DEUTSCHE FUND FOR WHICH YOU PAID A SALES CHARGE AND THEN DECIDE TO INVEST WITH DEUTSCHE ASSET & WEALTH MANAGEMENT AGAIN WITHIN SIX MONTHS, you may be able to take advantage of the "reinstatement feature." With this feature, except for Class B shares, you can put your money back into the same class of a Deutsche fund at its current net asset value and, for purposes of a sales charge, it will be treated as if it had never left Deutsche Asset & Wealth Management (this may result in a tax liability for federal income tax purposes). You'll be reimbursed (in the form of fund shares by the Distributor) for any CDSC you paid when you sold shares in a Deutsche fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.


Investors who sold Class B shares may buy Class A shares (if available) with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.



                                       42
PROSPECTUS December 1, 2014                             Investing in the Funds

CLASS A TO CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, may become eligible to invest in Class S shares. Subject to the discretion of the Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Class S shares of the same fund.


CLASS C TO CLASS A OR CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who either (i) have invested in Class C shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares or Class S shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares or Class S shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Class A shares or Class S shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares or Class S shares of the same fund.


MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other Rights We Reserve."



HOW EACH FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for Class A shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class"). To obtain the fund's most recent share price, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


FOR THE UNDERLYING MUTUAL FUNDS IN WHICH THE FUND INVESTS, WE USE THE NAV OF THE UNDERLYING MUTUAL FUNDS. FOR OTHER SECURITIES, INCLUDING ETFS, WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.



                                       43
PROSPECTUS December 1, 2014                             Investing in the Funds

It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")


TO THE EXTENT THAT A FUND OR AN UNDERLYING FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund or an underlying fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund or an underlying fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)



OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding or if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charge or CDSC); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability


o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which may be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time)



UNDERSTANDING DISTRIBUTIONS AND TAXES


Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of fund shares.) Each fund may not always pay a dividend or other distribution for a given period.


Deutsche LifeCompass 2015 Fund intends to distribute investment income to its shareholders quarterly, in March, June, September and December, and distribute short-term and long-term capital gains to their shareholders annually in December. Deutsche LifeCompass 2030 Fund intends to pay dividends and distributions annually in December. If necessary, each fund may do so at other times as well.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, if such dividends are actually paid in January of the following year.


For federal income tax purposes, income and capital gain dividends are generally taxable to shareholders. However, dividends, regardless of character, received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be taxable.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS, WHETHER ORDINARY OR CAPITAL GAIN DIVIDENDS, AND OTHER DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.



                                       44
PROSPECTUS December 1, 2014                             Investing in the Funds

BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale. In addition, if shares are redeemed to pay any account fees (e.g., an account maintenance fee), you may incur a tax liability.


THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and transactions involving your shares generally depends on their type:



GENERALLY TAXED AT NET CAPITAL      GENERALLY TAXED AT ORDINARY
GAIN RATES:                         INCOME RATES:
 FUND DISTRIBUTIONS
 o gains from the sale of securi-   o gains from the sale of securi-
   ties held (or treated as held)     ties held (or treated as held)
   by a fund for more than one year   by a fund for one year or less

 o qualified dividend income        o all other taxable income

 TRANSACTIONS INVOLVING FUND
 SHARES
 o gains from selling fund          o gains from selling fund
   shares held for more than          shares held for one year or
   one year                           less


ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY A FUND OR AN UNDERLYING FUND MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders of the fund generally will not be entitled to a credit or deduction with respect to foreign taxes paid by the fund or the underlying funds. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.


Investments in certain debt obligations or other securities may cause a fund to recognize income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


Each fund's use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.


Distributions to individuals and other noncorporate shareholders of investment income reported by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable net capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from real estate investment trusts. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts whose income exceeds certain threshold amounts. For this purpose, net investment income generally includes taxable dividends, including any capital gain dividends paid by a fund, and net gains recognized on the sale, redemption or exchange of shares of a fund.


IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a dividend, which may be taxable to you. You can avoid this by investing after a fund pays a dividend. In tax-advantaged retirement accounts you generally do not need to worry about this.


If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares held in a taxable account.


CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction to the extent of the amount of eligible dividends received by a fund from domestic corporations for the taxable year, provided certain holding period and other requirements are met.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences. Special tax rules apply to individuals investing through tax-deferred investment plans. Please consult your own tax adviser with respect to the tax consequences of an investment in a fund through such plan.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of Additional Information.


FUND-OF-FUNDS STRUCTURE. The fund's use of a fund-of-funds structure may affect the amount, timing and type of distributions from the fund, which may increase the amount of taxes payable by shareholders.



                                       45
PROSPECTUS December 1, 2014                             Investing in the Funds

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company and the underlying fund designates such dividends as qualified dividend income or as eligible for the dividends-received deduction, then, provided the fund meets the relevant holding period and other requirements with respect to the shares of the underlying fund, it may in turn designate that portion of its distributions derived from those dividends as qualified dividend income or as eligible for the dividends-received deduction, as applicable.


                                       46
PROSPECTUS December 1, 2014                             Investing in the Funds

[GRAPHIC APPEARS HERE]



Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover).


DEUTSCHE LIFECOMPASS 2015 FUND - CLASS A



                                                                        YEARS ENDED AUGUST 31,
                                                         2014         2013         2012        2011        2010
                                                     -----------  -----------  -----------  ----------  ----------
SELECTED PER SHARE DATA
---------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.66     $  11.14     $  10.57     $  9.70     $  9.39
---------------------------------------------------   --------     --------     --------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .22          .24          .20         .20         .20
---------------------------------------------------   --------     --------     --------     -------     -------
  Net realized and unrealized gain (loss)                 1.24          .51          .58         .85         .33
---------------------------------------------------   --------     --------     --------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.46          .75          .78        1.05         .53
---------------------------------------------------   --------     --------     --------     -------     -------
Less distributions from:
  Net investment income                                 (  .27)      (  .23)      (  .21)     (  .18)      ( .22)
---------------------------------------------------   --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  12.85     $  11.66     $  11.14     $ 10.57     $  9.70
---------------------------------------------------   --------     --------     --------     -------     -------
Total Return (%)(b,c,d)                                  12.65         6.74         7.54       10.80        5.61
---------------------------------------------------   --------     --------     --------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      40           44           58          63          70
---------------------------------------------------   --------     --------     --------     -------     -------
Ratio of expenses before expense reductions (%)(e)         .71          .68          .66         .65         .65
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of expenses after expense reductions (%)(e)          .46          .47          .58         .58         .57
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of net investment income (%)                        1.76         2.08         1.83        1.88        2.02
----------------------------------------------------  --------     --------     --------     -------     -------
Portfolio turnover rate (%)                                 61           31           39          31          51
----------------------------------------------------  --------     --------     --------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charge.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
(e) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       47
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2015 FUND - CLASS B



                                                                        YEARS ENDED AUGUST 31,
                                                         2014         2013         2012        2011        2010
                                                     -----------  -----------  -----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.64     $  11.13     $  10.55     $  9.69     $  9.38
---------------------------------------------------   --------     --------     --------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .13          .16          .12         .12         .13
---------------------------------------------------   --------     --------     --------     -------     -------
  Net realized and unrealized gain (loss)                 1.25          .49          .59         .84         .32
---------------------------------------------------   --------     --------     --------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.38          .65          .71         .96         .45
---------------------------------------------------   --------     --------     --------     -------     -------
Less distributions from:
  Net investment income                                 (  .18)      (  .14)      (  .13)     (  .10)      ( .14)
---------------------------------------------------   --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  12.84     $  11.64     $  11.13     $ 10.55     $  9.69
---------------------------------------------------   --------     --------     --------     -------     -------
Total Return (%)(b,c,d)                                  11.91         5.86         6.84        9.88        4.82
---------------------------------------------------   --------     --------     --------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     .4             1            1           3           7
---------------------------------------------------   --------     --------     --------     -------     -------
Ratio of expenses before expense reductions (%)(e)        1.70         1.56         1.54        1.45        1.37
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of expenses after expense reductions (%)(e)         1.21         1.22         1.33        1.33        1.32
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of net investment income (%)                        1.08         1.39         1.13        1.13        1.27
----------------------------------------------------  --------     --------     --------     -------     -------
Portfolio turnover rate (%)                                 61           31           39          31          51
----------------------------------------------------  --------     --------     --------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charge.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
(e) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       48
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2015 FUND - CLASS C



                                                                        YEARS ENDED AUGUST 31,
                                                         2014         2013         2012        2011        2010
                                                     -----------  -----------  -----------  ----------  ----------
SELECTED PER SHARE DATA
---------------------------------------------------          -            -            -           -           -
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.64     $  11.13     $  10.55     $  9.69     $  9.38
---------------------------------------------------   --------     --------     --------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .12          .15          .12         .12         .13
---------------------------------------------------   --------     --------     --------     -------     -------
  Net realized and unrealized gain (loss)                 1.25          .50          .59         .84         .32
---------------------------------------------------   --------     --------     --------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.37          .65          .71         .96         .45
---------------------------------------------------   --------     --------     --------     -------     -------
Less distributions from:
  Net investment income                                 (  .18)      (  .14)      (  .13)     (  .10)      ( .14)
---------------------------------------------------   --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  12.83     $  11.64     $  11.13     $ 10.55     $  9.69
---------------------------------------------------   --------     --------     --------     -------     -------
Total Return (%)(b,c,d)                                  11.82         5.86         6.84        9.89        4.83
---------------------------------------------------   --------     --------     --------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------  --------     --------     --------     -------     -------
Net assets, end of period ($ millions)                       9           10           11          13          15
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of expenses before expense reductions (%)(e)        1.43         1.40         1.38        1.36        1.34
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of expenses after expense reductions (%)(e)         1.21         1.22         1.33        1.33        1.32
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of net investment income (%)                        1.01         1.30         1.10        1.13        1.28
----------------------------------------------------  --------     --------     --------     -------     -------
Portfolio turnover rate (%)                                 61           31           39          31          51
----------------------------------------------------  --------     --------     --------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charge.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
(e) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       49
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2015 FUND - CLASS S



                                                                        YEARS ENDED AUGUST 31,
                                                         2014         2013         2012        2011        2010
                                                     -----------  -----------  -----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.64     $  11.13     $  10.55     $  9.69     $  9.38
---------------------------------------------------   --------     --------     --------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .25          .28          .22         .23         .22
---------------------------------------------------   --------     --------     --------     -------     -------
  Net realized and unrealized gain (loss)                 1.24          .48          .60         .84         .33
---------------------------------------------------   --------     --------     --------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.49          .76          .82        1.07         .55
---------------------------------------------------   --------     --------     --------     -------     -------
Less distributions from:
  Net investment income                                 (  .30)      (  .25)      (  .24)     (  .21)      ( .24)
---------------------------------------------------   --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  12.83     $  11.64     $  11.13     $ 10.55     $  9.69
---------------------------------------------------   --------     --------     --------     -------     -------
Total Return (%)(b,c)                                    12.95         6.92         7.92       10.98        5.89
---------------------------------------------------   --------     --------     --------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      35           38           71          70          73
---------------------------------------------------   --------     --------     --------     -------     -------
Ratio of expenses before expense reductions (%)(d)         .47          .45          .44         .42         .41
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of expenses after expense reductions (%)(d)          .21          .22          .33         .33         .32
----------------------------------------------------  --------     --------     --------     -------     -------
Ratio of net investment income (%)                        2.03         2.41         2.07        2.13        2.27
----------------------------------------------------  --------     --------     --------     -------     -------
Portfolio turnover rate (%)                                 61           31           39          31          51
----------------------------------------------------  --------     --------     --------     -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
(d) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       50
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS A



                                                                       YEARS ENDED AUGUST 31,
                                                         2014        2013        2012        2011        2010
                                                     -----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.66     $  9.71     $  9.10     $  8.04     $  7.87
---------------------------------------------------   --------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .14         .19         .13         .12         .11
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)                 1.68         .92         .61        1.04         .18
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.82        1.11         .74        1.16         .29
---------------------------------------------------   --------     -------     -------     -------     -------
Less distributions from:
  Net investment income                                 (  .31)     (  .16)      ( .13)      ( .10)      ( .12)
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized gains                                    (  .13)          -           -           -           -
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL DISTRIBUTIONS                                   (  .44)     (  .16)      ( .13)      ( .10)      ( .12)
---------------------------------------------------   --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  12.04     $ 10.66     $  9.71     $  9.10     $  8.04
---------------------------------------------------   --------     -------     -------     -------     -------
Total Return (%)(b,c,d)                                  17.23       11.61        8.26       14.44        3.63
---------------------------------------------------   --------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      32          40          41          38          40
---------------------------------------------------   --------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)(e)         .82         .82         .80         .80         .85
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)(e)          .46         .47         .58         .58         .55
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of net investment income (%)                        1.25        1.84        1.39        1.30        1.33
----------------------------------------------------  --------     -------     -------     -------     -------
Portfolio turnover rate (%)                                 60          41          46          32          44
----------------------------------------------------  --------     -------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charge.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
(e) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       51
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS B



                                                                       YEARS ENDED AUGUST 31,
                                                         2014        2013        2012        2011        2010
                                                     -----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.63     $  9.67     $  9.06     $  8.02     $  7.84
---------------------------------------------------   --------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .06         .12         .06         .05         .05
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)                 1.65         .93         .61        1.02         .19
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.71        1.05         .67        1.07         .24
---------------------------------------------------   --------     -------     -------     -------     -------
Less distributions from:
  Net investment income                                 (  .22)     (  .09)      ( .06)      ( .03)      ( .06)
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized gains                                    (  .13)          -           -           -           -
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL DISTRIBUTIONS                                   (  .35)     (  .09)      ( .06)      ( .03)      ( .06)
---------------------------------------------------   --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  11.99     $ 10.63     $  9.67     $  9.06     $  8.02
---------------------------------------------------   --------     -------     -------     -------     -------
Total Return (%)(b,c,d)                                  16.18       10.90        7.48       13.36        2.98
---------------------------------------------------   --------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     .3            1           1           1           2
---------------------------------------------------   --------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)(e)        1.65        1.61        1.55        1.56        1.63
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)(e)         1.21        1.22        1.33        1.33        1.30
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of net investment income (%)                         .51        1.13         .63         .55         .59
----------------------------------------------------  --------     -------     -------     -------     -------
Portfolio turnover rate (%)                                 60          41          46          32          44
----------------------------------------------------  --------     -------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charge.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses
(e) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       52
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS C



                                                                       YEARS ENDED AUGUST 31,
                                                         2014        2013        2012        2011        2010
                                                     -----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.62     $  9.67     $  9.06     $  8.01     $  7.83
---------------------------------------------------   --------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .05         .11         .06         .05         .05
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)                 1.67         .93         .61        1.03         .19
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.72        1.04         .67        1.08         .24
---------------------------------------------------   --------     -------     -------     -------     -------
Less distributions from:
  Net investment income                                 (  .22)     (  .09)      ( .06)      ( .03)      ( .06)
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized gains                                    (  .13)          -           -           -           -
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL DISTRIBUTIONS                                   (  .35)     (  .09)      ( .06)      ( .03)      ( .06)
---------------------------------------------------   --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  11.99     $ 10.62     $  9.67     $  9.06     $  8.01
---------------------------------------------------   --------     -------     -------     -------     -------
Total Return (%)(b,c,d)                                  16.29       10.80        7.48       13.50        2.99
---------------------------------------------------   --------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       6           5           5           5           5
---------------------------------------------------   --------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)(e)        1.48        1.52        1.48        1.50        1.54
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)(e)         1.21        1.22        1.33        1.33        1.30
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of net investment income (%)                         .46        1.06         .61         .55         .59
----------------------------------------------------  --------     -------     -------     -------     -------
Portfolio turnover rate (%)                                 60          41          46          32          44
----------------------------------------------------  --------     -------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charge.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
(e) The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.


                                       53
PROSPECTUS December 1, 2014                               Financial Highlights

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS S



                                                                       YEARS ENDED AUGUST 31,
                                                         2014        2013        2012        2011        2010
                                                     -----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.68     $  9.72     $  9.11     $  8.05     $  7.87
---------------------------------------------------   --------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                                 .17         .22         .15         .15         .13
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)                 1.67         .93         .61        1.04         .19
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                        1.84        1.15         .76        1.19         .32
---------------------------------------------------   --------     -------     -------     -------     -------
Less distributions from:
  Net investment income                                 (  .34)     (  .19)      ( .15)      ( .13)      ( .14)
---------------------------------------------------   --------     -------     -------     -------     -------
  Net realized gains                                    (  .13)          -           -           -           -
---------------------------------------------------   --------     -------     -------     -------     -------
  TOTAL DISTRIBUTIONS                                   (  .47)     (  .19)      ( .15)      ( .13)      ( .14)
---------------------------------------------------   --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                        $  12.05     $ 10.68     $  9.72     $  9.11     $  8.05
---------------------------------------------------   --------     -------     -------     -------     -------
Total Return (%)(b,c)                                    17.41       11.99        8.52       14.72        4.02
---------------------------------------------------   --------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      20          18          21          18          11
---------------------------------------------------   --------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)(d)         .56         .57         .55         .55         .59
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)(d)          .21         .22         .33         .33         .30
----------------------------------------------------  --------     -------     -------     -------     -------
Ratio of net investment income (%)                        1.49        2.12        1.58        1.55        1.58
----------------------------------------------------  --------     -------     -------     -------     -------
Portfolio turnover rate (%)                                 60          41          46          32          44
----------------------------------------------------  --------     -------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c )Total return would have been lower if the Advisor had not reduced some Underlying( )Funds' expenses.

(d )The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

                                       54
PROSPECTUS December 1, 2014                               Financial Highlights

[GRAPHIC APPEARS HERE]



Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


DEUTSCHE LIFECOMPASS 2015 FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.14%        -2.11%      $  9,788.81     $   684.52
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.31%         1.50%      $ 10,150.01     $   130.60
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.31%         5.25%      $ 10,524.55     $   135.42
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.31%         9.13%      $ 10,912.90     $   140.42
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.31%        13.16%      $ 11,315.59     $   145.60
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.31%        17.33%      $ 11,733.13     $   150.97
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.31%        21.66%      $ 12,166.09     $   156.54
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.31%        26.15%      $ 12,615.02     $   162.32
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.31%        30.81%      $ 13,080.51     $   168.31
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.31%        35.63%      $ 13,563.18     $   174.52
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,049.22
---                                                                  ----------

                                       55
PROSPECTUS December 1, 2014                                           Appendix

DEUTSCHE LIFECOMPASS 2015 FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.89%         3.11%       $ 10,311.00    $   191.94
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.30%         5.89%       $ 10,589.40    $   240.35
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.30%         8.75%       $ 10,875.31    $   246.84
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.30%        11.69%       $ 11,168.94    $   253.51
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.30%        14.71%       $ 11,470.51    $   260.35
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.30%        17.80%       $ 11,780.21    $   267.38
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.31%        22.15%       $ 12,214.90    $   157.17
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.31%        26.66%       $ 12,665.63    $   162.97
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.31%        31.33%       $ 13,132.99    $   168.98
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.31%        36.18%       $ 13,617.60    $   175.22
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,124.71
---                                                                  ----------

DEUTSCHE LIFECOMPASS 2015 FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.89%         3.11%       $ 10,311.00    $   191.94
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.03%         6.17%       $ 10,617.24    $   212.42
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.03%         9.33%       $ 10,932.57    $   218.73
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.03%        12.57%       $ 11,257.27    $   225.23
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.03%        15.92%       $ 11,591.61    $   231.92
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.03%        19.36%       $ 11,935.88    $   238.80
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.03%        22.90%       $ 12,290.37    $   245.90
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.03%        26.55%       $ 12,655.40    $   253.20
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.03%        30.31%       $ 13,031.26    $   260.72
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.03%        34.18%       $ 13,418.29    $   268.46
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,347.32
---                                                                  ----------

                                       56
PROSPECTUS December 1, 2014                                           Appendix

DEUTSCHE LIFECOMPASS 2015 FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.89%         4.11%       $ 10,411.00    $    90.83
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.07%         8.20%       $ 10,820.15    $   113.59
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.07%        12.45%       $ 11,245.38    $   118.05
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.07%        16.87%       $ 11,687.33    $   122.69
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.07%        21.47%       $ 12,146.64    $   127.51
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.07%        26.24%       $ 12,624.00    $   132.52
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.07%        31.20%       $ 13,120.13    $   137.73
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.07%        36.36%       $ 13,635.75    $   143.14
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.07%        41.72%       $ 14,171.63    $   148.77
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.07%        47.29%       $ 14,728.58    $   154.62
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,289.45
---                                                                  ----------

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.16%        -2.13%      $  9,786.92     $   686.43
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.44%         1.35%      $ 10,135.33     $   143.44
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.44%         4.96%      $ 10,496.15     $   148.55
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.44%         8.70%      $ 10,869.82     $   153.83
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.44%        12.57%      $ 11,256.78     $   159.31
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.44%        16.58%      $ 11,657.52     $   164.98
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.44%        20.73%      $ 12,072.53     $   170.86
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.44%        25.02%      $ 12,502.31     $   176.94
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.44%        29.47%      $ 12,947.39     $   183.24
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.44%        34.08%      $ 13,408.32     $   189.76
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,177.34
---                                                                  ----------

                                       57
PROSPECTUS December 1, 2014                                           Appendix

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.91%         3.09%       $ 10,309.00    $   193.95
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.27%         5.90%       $ 10,590.44    $   237.21
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.27%         8.80%       $ 10,879.55    $   243.68
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.27%        11.77%       $ 11,176.57    $   250.34
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.27%        14.82%       $ 11,481.69    $   257.17
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.27%        17.95%       $ 11,795.14    $   264.19
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.44%        22.15%       $ 12,215.04    $   172.87
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.44%        26.50%       $ 12,649.90    $   179.03
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.44%        31.00%       $ 13,100.24    $   185.40
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.44%        35.67%       $ 13,566.60    $   192.00
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,175.84
---                                                                  ----------

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.91%         3.09%       $ 10,309.00    $   193.95
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.10%         6.08%       $ 10,607.96    $   219.63
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.10%         9.16%       $ 10,915.59    $   226.00
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.10%        12.32%       $ 11,232.14    $   232.55
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.10%        15.58%       $ 11,557.88    $   239.30
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.10%        18.93%       $ 11,893.05    $   246.23
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.10%        22.38%       $ 12,237.95    $   253.38
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.10%        25.93%       $ 12,592.85    $   260.72
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.10%        29.58%       $ 12,958.05    $   268.28
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.10%        33.34%       $ 13,333.83    $   276.06
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,416.10
---                                                                  ----------

                                       58
PROSPECTUS December 1, 2014                                           Appendix

DEUTSCHE LIFECOMPASS 2030 FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.91%         4.09%       $ 10,409.00    $    92.86
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.18%         8.07%       $ 10,806.62    $   125.17
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.18%        12.19%       $ 11,219.44    $   129.95
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.18%        16.48%       $ 11,648.02    $   134.92
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.18%        20.93%       $ 12,092.97    $   140.07
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.18%        25.55%       $ 12,554.93    $   145.42
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.18%        30.35%       $ 13,034.52    $   150.98
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.18%        35.32%       $ 13,532.44    $   156.75
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.18%        40.49%       $ 14,049.38    $   162.73
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.18%        45.86%       $ 14,586.07    $   168.95
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,407.80
---                                                                  ----------

ADDITIONAL INDEX INFORMATION


DEUTSCHE LIFECOMPASS 2015 FUND

S&P TARGET DATE 2015 INDEX seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.


DEUTSCHE LIFECOMPASS 2030 FUND

S&P TARGET DATE 2030 INDEX seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.


                                       59
PROSPECTUS December 1, 2014                                           Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, contact Deutsche Asset & Wealth Management at the phone number or address listed below. SAIs and shareholder reports are also available through the DeAWM Web site at deutschefunds.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.


You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION


DEUTSCHE ASSET & WEALTH   PO Box 219151
MANAGEMENT                Kansas City, MO
                          64121-9151
                          deutschefunds.com
                          Shareholders:
                          (800) 728-3337
                          Investment professionals:
                          (800) 621-5027
SEC                       Public Reference Section
                          Washington, D.C. 20549-1520
                          SEC.GOV
DISTRIBUTOR               DeAWM Distributors, Inc.
                          222 South Riverside Plaza
                          Chicago, IL 60606-5808
                          (800) 621-1148
SEC FILE NUMBER           Deutsche Target Date Series
                          Deutsche LifeCompass 2015 Fund
                          811-08606
                          Deutsche Target Date Series
                          Deutsche LifeCompass 2030 Fund
                          811-08606


                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]


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